GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill
The changes in the net carrying amount of goodwill in 2016 and 2017 were as follows:

Balance as of January 1, 2016	$203,693

Acquisition of Undertone	(12,956)

Balance as of December 31, 2016	$190,737

Impairment on Undertone's goodwill	(65,686)

Balance as of December 31, 2017	$125,051

Summary of Intangible Assets
The following is a summary of intangible assets as of December 31, 2017:

	December 31, 2016	Amortization	OCI	Impairment			December 31, 2017

Acquired technology	$30,674	$-	$163	-			$30,837
Accumulated amortization	(14,490)	(5,390)	(79)	-			(19,959)
Impairment	(956)	-	-	(7,793	) *	)	(8,749)
Acquired technology, net	15,228	(5,390)	84	(7,793)			2,129

Customer relationships	31,898	-	51	-			31,949
Accumulated amortization	(13,905)	(4,900)	(27)	-			(18,832)
Impairment	(91)	-	-	(10,335	) *	)	(10,426)
Customer relationships, net	17,902	(4,900)	24	(10,335)			2,691

Tradename and other	18,224	-	233	-			18,457
Accumulated amortization	(4,079)	(2,734)	(45)	-			(6,858)
Impairment	(3,257)	-	-	(1,853	) *	)	(5,110)
Tradename and other, net	10,888	(2,734)	188	(1,853)			6,489

Intangible assets, net	$44,018	$(13,024)	$296	$(19,981)			$11,309

*) Calculated based on the Income approach (discounted cash flow model), using a discount rate of 15.7%

The following is a summary of intangible assets as of December 31, 2016:

	December 31, 2015	Amortization	OCI	Impairment	December 31, 2016

Acquired technology	$30,715	$-	$(41)	-	$30,674
Accumulated amortization	(8,963)	(5,543)	16	-	(14,490)
Impairment	(956)	-	-	-	(956)
Acquired technology, net	20,796	(5,543)	(25)	-	15,228

Customer relationships	31,911	-	(13)	-	31,898
Accumulated amortization	(1,161)	(12,750)	6	-	(13,905)
Impairment	(91)	-	-	-	(91)
Customer relationships, net	30,659	(12,750)	(7)	-	17,902

Tradename and other	22,483	-	(59)	(4,200)	18,224
Accumulated amortization	(4,609)	(3,681)	11	4,200	(4,079)
Impairment	(3,257)	-	-	-	(3,257)
Tradename and other, net	14,617	(3,681)	(48)	-	10,888

Intangible assets, net	$66,072	$(21,974)	$(80)	$-	$44,018

Schedule of Estimated Useful Life of the Intangible Assets	The estimated useful life of the intangible assets are as follows:
Estimated useful life
Acquired technology	3-5 years
Customer relationships	4-5 years
Tradename and other	4-11 years

Schedule of Estimated Future Amortization Expense	Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:
2018	$4,823
2019	4,238
2020	1,262
2021	229
2022	240
Thereafter	517

$11,309